Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Measurements [Abstract]
Fair Value Measurements
6.	Fair Value Measurements

The following table sets forth the fair value of the Company’s financial liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Fair Value Measurements as of December 31, 2014
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$-	$-	$266,524	$266,524

The Company had no financial assets measured at fair value on a recurring basis as of December 31, 2015 and 2014. The Company had no financial liabilities measured at fair value on a recurring basis as of December 31, 2015.

The change in the fair value of the warrant liability that falls under Level 3 of the valuation hierarchy is summarized below for the years ended December 31, 2015 and 2014:

Fair value as of January 1, 2015	$266,524
Issuance of warrants	1,677,148
Reclassification to additional paid-in capital upon extinguishment of warrants in connection with the Merger	(1,943,672)
Fair value as of December 31, 2015	$-

Fair value as of January 1, 2014		$-
Issuance of warrants	266,524
Change in fair value during the year	-
Fair value as of December 31, 2014	$266,524

The following table describes the valuation techniques used to calculate fair value for Level 3 liabilities. For Level 3 liabilities, the Company determines the fair value measurement valuation policies and procedures.

	Fair Value
	as of			Range
	December 31,	Valuation	Unobservable	(Weighted-
	2014	Techniques	Inputs	Average)
Warrant liability	$266,524	Black-Scholes	Fair value of	$1.10
		Option Pricing	Preferred Stock	$(1.10)
		Model

			Volatility	37.7%
				(37.7%)